Schedule of Investments (unaudited)
December 31, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.2%
Boeing Co. (The)(a)	68,050	$ 17,737,913
General Dynamics Corp.	34,567	8,976,013
L3Harris Technologies, Inc.	26,705	5,624,607
Northrop Grumman Corp.	19,065	8,925,089
RTX Corp.	203,123	17,090,769
		58,354,391
Air Freight & Logistics — 1.1%
FedEx Corp.	32,749	8,284,515
United Parcel Service, Inc., Class B	73,954	11,627,787
		19,912,302
Automobiles — 0.8%
Ford Motor Co.	554,124	6,754,772
General Motors Co.	193,833	6,962,481
		13,717,253
Banks — 9.3%
Bank of America Corp.	973,350	32,772,694
Citigroup, Inc.	270,116	13,894,767
JPMorgan Chase & Co.	407,737	69,356,064
PNC Financial Services Group, Inc. (The)	56,241	8,708,919
Truist Financial Corp.	187,292	6,914,821
U.S. Bancorp	219,978	9,520,648
Wells Fargo & Co.	518,389	25,515,106
		166,683,019
Beverages — 2.0%
Coca-Cola Co. (The)	277,265	16,339,226
Constellation Brands, Inc., Class A	20,466	4,947,656
Keurig Dr Pepper, Inc.	134,528	4,482,473
PepsiCo, Inc.	60,129	10,212,309
		35,981,664
Biotechnology — 2.2%
Amgen, Inc.	24,145	6,954,243
Gilead Sciences, Inc.	176,541	14,301,587
Moderna, Inc.(a)	46,934	4,667,586
Regeneron Pharmaceuticals, Inc.(a)	13,493	11,850,767
Vertex Pharmaceuticals, Inc.(a)	3,098	1,260,545
		39,034,728
Building Products — 0.3%
Johnson Controls International PLC	96,032	5,535,284
Capital Markets — 5.8%
BlackRock, Inc.(b)	20,996	17,044,553
Charles Schwab Corp. (The)	209,340	14,402,592
CME Group, Inc., Class A	50,709	10,679,315
Goldman Sachs Group, Inc. (The)	45,039	17,374,695
Intercontinental Exchange, Inc.	79,946	10,267,465
Moody’s Corp.	1,993	778,386
Morgan Stanley	169,817	15,835,435
S&P Global, Inc.	41,551	18,304,047
		104,686,488
Chemicals — 2.4%
Air Products & Chemicals, Inc.	31,322	8,575,964
Dow, Inc.	99,922	5,479,722
Ecolab, Inc.	7,775	1,542,171
Linde PLC	62,027	25,475,109
Sherwin-Williams Co. (The)	5,603	1,747,576
		42,820,542
Security	Shares	Value
Commercial Services & Supplies — 0.2%
Veralto Corp.	30,989	$ 2,549,155
Waste Management, Inc.	5,830	1,044,153
		3,593,308
Communications Equipment — 1.6%
Cisco Systems, Inc.	572,771	28,936,391
Motorola Solutions, Inc.	1,839	575,772
		29,512,163
Consumer Finance — 1.0%
American Express Co.	55,061	10,315,128
Capital One Financial Corp.	53,523	7,017,936
		17,333,064
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	201,615	31,784,605
Diversified Telecommunication Services — 2.2%
AT&T Inc.	1,011,246	16,968,708
Verizon Communications, Inc.	594,422	22,409,709
		39,378,417
Electric Utilities — 2.7%
American Electric Power Co., Inc.	72,732	5,907,293
Duke Energy Corp.	108,870	10,564,745
Exelon Corp.	140,363	5,039,031
NextEra Energy, Inc.	285,939	17,367,935
Southern Co. (The)	153,908	10,792,029
		49,671,033
Electrical Equipment — 1.2%
Eaton Corp. PLC	56,246	13,545,162
Emerson Electric Co.	80,601	7,844,895
		21,390,057
Energy Equipment & Services — 0.6%
Schlumberger NV	201,221	10,471,541
Entertainment — 1.3%
Walt Disney Co. (The)	258,301	23,321,997
Financial Services — 5.6%
Berkshire Hathaway, Inc., Class B(a)	258,656	92,252,249
Fiserv, Inc.(a)	61,303	8,143,491
PayPal Holdings, Inc.(a)	14,666	900,639
		101,296,379
Food Products — 1.7%
Archer-Daniels-Midland Co.	75,383	5,444,160
General Mills, Inc.	82,089	5,347,277
Hershey Co. (The)	5,492	1,023,929
Kraft Heinz Co. (The)	113,416	4,194,124
Mondelez International, Inc., Class A	192,076	13,912,065
		29,921,555
Ground Transportation — 1.6%
CSX Corp.	247,748	8,589,423
Norfolk Southern Corp.	32,085	7,584,252
Union Pacific Corp.	49,248	12,096,294
		28,269,969
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	229,108	25,217,917
Becton Dickinson & Co.	40,902	9,973,135
Boston Scientific Corp.(a)	206,585	11,942,679
GE HealthCare Technologies, Inc.(c)	50,866	3,932,959
Medtronic PLC	187,611	15,455,394
Stryker Corp.	37,431	11,209,087
		77,731,171

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 4.0%
Centene Corp.(a)	75,354	$ 5,592,020
Cigna Group (The)	38,186	11,434,798
CVS Health Corp.	180,862	14,280,863
Elevance Health, Inc.	29,031	13,689,858
HCA Healthcare, Inc.	22,273	6,028,856
Humana, Inc.	9,986	4,571,691
McKesson Corp.	11,852	5,487,239
UnitedHealth Group, Inc.	20,876	10,990,588
		72,075,913
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	3,542	174,302
McDonald’s Corp.	60,469	17,929,663
		18,103,965
Household Products — 2.7%
Colgate-Palmolive Co.	115,906	9,238,867
Kimberly-Clark Corp.	2,768	336,340
Procter & Gamble Co. (The)	270,023	39,569,170
		49,144,377
Industrial Conglomerates — 2.5%
3M Co.	77,654	8,489,135
General Electric Co.	153,131	19,544,110
Honeywell International, Inc.	81,910	17,177,346
		45,210,591
Industrial REITs — 1.0%
Prologis, Inc.	130,307	17,369,923
Insurance — 2.5%
American International Group, Inc.	100,513	6,809,756
Aon PLC, Class A	27,990	8,145,650
Chubb Ltd.	57,349	12,960,874
Marsh & McLennan Cos., Inc.	13,908	2,635,149
MetLife, Inc.	89,436	5,914,403
Progressive Corp. (The)	20,719	3,300,122
Travelers Cos., Inc. (The)	32,187	6,131,301
		45,897,255
IT Services — 1.2%
International Business Machines Corp.	128,343	20,990,498
Life Sciences Tools & Services — 1.8%
Danaher Corp.	92,965	21,506,523
Thermo Fisher Scientific, Inc.	20,925	11,106,781
		32,613,304
Machinery — 0.5%
Caterpillar, Inc.	18,017	5,327,086
Deere & Co.	2,447	978,482
Illinois Tool Works, Inc.	7,804	2,044,180
		8,349,748
Media — 1.4%
Comcast Corp., Class A	563,901	24,727,059
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	201,734	8,587,817
Newmont Corp.	162,890	6,742,017
		15,329,834
Multi-Utilities — 0.7%
Dominion Energy, Inc.	118,036	5,547,692
Sempra	88,968	6,648,579
		12,196,271
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	243,045	36,252,592
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	169,231	$ 19,642,642
EOG Resources, Inc.	83,002	10,039,092
Exxon Mobil Corp.	571,800	57,168,564
Kinder Morgan, Inc.	276,807	4,882,876
Marathon Petroleum Corp.	53,590	7,950,612
Occidental Petroleum Corp.	97,027	5,793,482
Pioneer Natural Resources Co.	32,867	7,391,131
Valero Energy Corp.	47,933	6,231,290
		155,352,281
Personal Care Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	22,238	3,252,307
Kenvue, Inc.	161,920	3,486,138
		6,738,445
Pharmaceuticals — 6.8%
Bristol-Myers Squibb Co.	287,588	14,756,140
Johnson & Johnson	340,416	53,356,804
Merck & Co., Inc.	292,768	31,917,567
Pfizer, Inc.	798,110	22,977,587
		123,008,098
Professional Services — 0.1%
Automatic Data Processing, Inc.	8,329	1,940,407
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	97,582	14,384,563
Analog Devices, Inc.	70,340	13,966,710
Applied Materials, Inc.	18,293	2,964,747
Intel Corp.	596,040	29,951,010
Lam Research Corp.	985	771,511
Micron Technology, Inc.	154,363	13,173,338
QUALCOMM, Inc.	20,175	2,917,910
Texas Instruments, Inc.	75,906	12,938,937
		91,068,726
Software — 1.7%
Oracle Corp.	128,354	13,532,362
Roper Technologies, Inc.	14,926	8,137,207
Salesforce, Inc.(a)	32,889	8,654,412
		30,323,981
Specialized REITs — 0.8%
Crown Castle, Inc.	54,618	6,291,448
Equinix, Inc.	6,565	5,287,385
Public Storage	9,269	2,827,045
		14,405,878
Specialty Retail — 0.4%
AutoZone, Inc.(a)(c)	411	1,062,686
Lowe’s Cos., Inc.	21,780	4,847,139
O’Reilly Automotive, Inc.(a)	1,266	1,202,801
		7,112,626
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	78,439	8,516,122
Tobacco — 1.7%
Altria Group, Inc.	252,282	10,177,056
Philip Morris International, Inc.	219,203	20,622,618
		30,799,674
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	73,938	11,854,480
Total Long-Term Investments — 99.7% (Cost: $1,685,447,586)		1,793,530,386

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(b)(d)(e)	5,046,498	$ 5,050,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(d)	3,134,893	3,134,893
Total Short-Term Securities — 0.5% (Cost: $8,184,586)		8,184,924
Total Investments — 100.2% (Cost: $1,693,632,172)		1,801,715,310
Liabilities in Excess of Other Assets — (0.2)%		(2,985,148)
Net Assets — 100.0%		$ 1,798,730,162
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,046,890	$ 1,004,599(a)	$ —	$ (2,201)	$ 743	$ 5,050,031	5,046,498	$ 3,927(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,378,970	755,923(a)	—	—	—	3,134,893	3,134,893	113,313	—
BlackRock, Inc.	12,557,375	4,164,481	(2,655,506)	(12,229)	2,990,432	17,044,553	20,996	309,840	—
				$ (14,430)	$ 2,991,175	$ 25,229,477		$ 427,080	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	15	03/15/24	$ 1,099	$ 26,899
E-Mini Dow Jones Industrial Average Index	9	03/15/24	1,710	61,369
E-Mini Financials Select Sector Index	18	03/15/24	2,108	69,881
				$ 158,149

Schedule of Investments (unaudited)  (continued)
December 31, 2023
iShares® Russell Top 200 Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,793,530,386	$ —	$ —	$ 1,793,530,386
Short-Term Securities
Money Market Funds	8,184,924	—	—	8,184,924
	$ 1,801,715,310	$ —	$ —	$ 1,801,715,310
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 158,149	$ —	$ —	$ 158,149
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
4